Long-Term Payables (Details)	Mar. 31, 2024 USD ($) ¥ / shares	Jul. 31, 2023	Sep. 30, 2023 USD ($)
Long-Term Payables [Abstract]
Contract price percentage		3.00%
Supplier after a period		2 years
Purchase price per share | ¥ / shares	¥ 1
Third-party lenders | $	¥ 983,163